Warrant Options - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 30, 2020	Apr. 30, 2020	Apr. 13, 2020	Dec. 31, 2018	Oct. 31, 2018	Oct. 19, 2018
Class of Warrant or Right [Line Items]
Period between issuance and expiration of outstanding warrant									10 years
Fair value adjustment of warrants				$ 9,312	$ 4,059
Share price		$ 16.36	$ 27.30	$ 16.36	$ 27.30
Redeemable Preferred Stock
Class of Warrant or Right [Line Items]
Warrants to purchase common stock											534,240
Warrant exercise price per share											$ 0.01
Period between issuance and expiration of outstanding warrant											10 years
Fair value of warrants						$ 16,900				$ 12,800
Redeemable Preferred Stock | Other Expense
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants						4,100
Redeemable Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Warrants to purchase common stock							534,240				534,240	534,240
Warrant exercise price per share							$ 0.01				$ 0.01
Period between issuance and expiration of outstanding warrant											10 years
Fair value of warrants						$ 16,900	$ 11,900
Redeemable Series A-1 Preferred Stock | Other Expense
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants		$ 5,000	$ (2,500)	$ 5,000	$ (4,100)
Redeemable Series A-2 Preferred Stock
Class of Warrant or Right [Line Items]
Warrants to purchase common stock							1,999,999	1,351,960
Warrant exercise price per share							$ 0.01	$ 0.01
Period between issuance and expiration of outstanding warrant								10 years
Fair value of warrants							$ 44,400
Aggregate value to determine number of shares underlying the warrant and issuable upon exercise of warrants		30,000		30,000
Redeemable Series A-2 Preferred Stock | Other Expense
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants		$ 14,300		$ 14,300
Convertible And Redeemable Series A-2 Preferred Stock
Class of Warrant or Right [Line Items]
Warrants to purchase common stock	1,999,999
Share price	$ 15.00
Increase of shares	648,039